Income Taxes - Income Tax Payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
As at January 1	$ 274	$ 442	$ 112
Current tax	1,354	978	565
Withholding tax upon dividend declaration from PRC entities	3,179	1,526	321
Tax paid	(3,836)	(2,664)	(510)
Exchange difference	8	(8)	(46)
As at December 31	$ 979	$ 274	$ 442